Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 23, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Customer relationships [Member]	Dec. 31, 2010 Customer relationships [Member]	Dec. 31, 2009 Customer relationships [Member]	Dec. 31, 2011 Lease value [Member]	Dec. 31, 2010 Lease value [Member]	Dec. 31, 2009 Lease value [Member]	Dec. 31, 2011 Lease value [Member] Minimum [Member]	Dec. 31, 2011 Lease value [Member] Maximum [Member]	Dec. 31, 2011 Brand/trade name [Member]	Dec. 31, 2010 Brand/trade name [Member]
Goodwill [Line Items]
Goodwill	$ 142,773	$ 142,773	$ 142,773
Indefinite-lived Intangible assets												130,400	130,400
Finite-lived Intangible assets, gross		2,459	2,459	1,100	1,100		1,359	1,359
Less accumulated amortization		(1,640)	(1,367)
Finite-Lived Intangible Assets, Net		819	1,092	316			503
Intangible assets, net	131,014	131,219	131,492
Range of Lives (Years)				10 years						8 years	9 years
Amortization expense of intangible assets	$ 205			$ 110	$ 110	$ 110	$ 163	$ 163	$ 163